FAIR VALUE OF FINANCIAL INSTRUMENTS - SCHEDULE OF SHORT TERM INVESTMENT (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Amortized cost	$ 57,391	$ 98,711	$ 107,289
Gross unrealized gains	224	260	18
Gross unrealized losses		(23)	(484)
Estimated fair value	57,615	98,948	106,823
Allowance for credit loss	0	0
Accrued interest receivable		600	$ 300
Accrued interest receivable	$ 300	$ 600
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Current, Statement of Financial Position [Extensible Enumeration]	Short-term investments	Short-term investments
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other long-term assets	Other long-term assets
Agency bond
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Amortized cost	$ 27,029	$ 42,090	$ 24,536
Gross unrealized gains	139	179	2
Gross unrealized losses		(14)	(133)
Estimated fair value	27,168	42,255	24,405
Commercial paper
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Amortized cost	9,438	38,362	55,645
Gross unrealized gains	5	29	16
Gross unrealized losses		(5)	(84)
Estimated fair value	9,443	38,386	55,577
U.S. Treasury bills
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Amortized cost	9,058	10,334	27,108
Gross unrealized gains	20	31
Gross unrealized losses		(3)	(267)
Estimated fair value	9,078	10,362	$ 26,841
Corporate debt securities
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Amortized cost	11,866	7,925
Gross unrealized gains	60	21
Gross unrealized losses		(1)
Estimated fair value	$ 11,926	$ 7,945
Maximum | Agency bond
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Maturity term	1 year	2 years	2 years
Maximum | Commercial paper
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Maturity term	1 year	2 years	1 year
Maximum | U.S. Treasury bills
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Maturity term	1 year	2 years	1 year
Maximum | Corporate debt securities
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Maturity term	1 year	2 years